INCOME TAX, Deferred Tax Assets and Liabilities (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax Liabilities [Abstract]
Deferred tax assets used to offset deferred tax liabilities		$ (414,270)	$ (305,000)	$ (121,755)
Deferred tax liability (asset)		0	0	0
Deferred Tax Assets [Abstract]
Deferred tax assets used to offset deferred tax liabilities		(414,270)	(305,000)	(121,755)
Other deferred tax assets not brought to account	[1]	(12,566,993)	(8,705,485)	(4,634,058)
Deferred tax liability (asset)		0	0	0
Right-of-use assets [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		414,270	305,000	121,755
Accrued Expenditures [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		70,662	139,113	22,500
Provisions [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		75,215	21,956	12,125
Lease Liabilities [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		383,082	246,832	132,393
Capital Allowances [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		10,896,126	3,241,541	2,535,077
Tax Losses Available to Offset Against Future Taxable Income [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		$ 1,556,178	$ 5,361,043	$ 2,053,718

[1]	The benefit of deferred tax assets not brought to account will only be subsequently recognized if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realized; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realizing the benefit.